Derivative financial instruments (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Derivative financial instruments
Derivative financial instruments, assets	£ 30,065	£ 23,059	£ 5,580
Derivative financial instruments, liabilities	(519)	(81)	(4,767)
Derivative financial instruments, non-current assets	22,189	16,462	4,434
Derivative financial instruments, non-current liabilities	(519)	(49)	(3,908)
Derivative financial instruments, current assets	7,876	6,597	1,146
Derivative financial instruments, current liabilities		(32)	(859)
Interest rate swap | Derivatives used for hedging:
Derivative financial instruments
Derivative financial instruments, assets	4,901	2,458
Derivative financial instruments, non-current assets	4,901	2,458
Embedded foreign exchange derivatives | At fair value through profit and loss
Derivative financial instruments
Derivative financial instruments, assets	22,561	20,286	5,580
Derivative financial instruments, non-current assets	15,938	13,786
Forward foreign exchange contracts | At fair value through profit and loss
Derivative financial instruments
Derivative financial instruments, assets	2,603	315
Derivative financial instruments, non-current assets	1,350	218	4,434
Interest rate swap | Derivatives used for hedging:
Derivative financial instruments
Derivative financial instruments, liabilities			(3,045)
Derivative financial instruments, non-current liabilities			(3,045)
Embedded foreign exchange derivatives | At fair value through profit and loss:
Derivative financial instruments
Derivative financial instruments, liabilities			(194)
Derivative financial instruments, non-current liabilities			(96)
Forward foreign exchange contracts | Derivatives used for hedging:
Derivative financial instruments
Derivative financial instruments, liabilities			(76)
Forward foreign exchange contracts | At fair value through profit and loss:
Derivative financial instruments
Derivative financial instruments, liabilities	(519)	(81)	(1,452)
Derivative financial instruments, non-current liabilities	£ (519)	£ (49)	£ (767)